Themes US Cash Flow Champions ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Banking - 9.9%
Citizens Financial Group, Inc.	169	$ 11,842
Fifth Third Bancorp	261	14,713
Huntington Bancshares, Inc.	618	10,957
JPMorgan Chase & Co.	353	115,547
KeyCorp	367	8,459
M&T Bank Corp.	61	14,519
US Bancorp	594	35,878
		211,915

Consumer Discretionary Products - 0.8%
NVR, Inc. (a)	1	6,814
PulteGroup, Inc.	78	10,702
		17,516

Consumer Discretionary Services - 2.1%
Carnival Corp. Ltd.	414	11,828
Royal Caribbean Cruises Ltd.	101	32,070
		43,898

Consumer Staple Products - 2.2%
Altria Group, Inc.	664	47,775

Financial Services - 15.3%
American Express Co.	216	73,062
Ameriprise Financial, Inc.	37	16,974
Apollo Global Management, Inc.	168	19,876
Capital One Financial Corp.	251	50,356
Corpay, Inc. (a)	28	9,331
Goldman Sachs Group, Inc.	120	121,364
PayPal Holdings, Inc.	371	16,020
Synchrony Financial	144	10,951
T Rowe Price Group, Inc.	85	9,664
		327,598

Health Care - 17.8%
AbbVie, Inc.	475	119,529
Biogen, Inc. (a)	59	12,747
Bristol-Myers Squibb Co.	805	46,384
Cardinal Health, Inc.	96	22,806
Cigna Group	104	28,671
Gilead Sciences, Inc.	491	62,033
Pfizer, Inc.	2,245	54,060
Regeneron Pharmaceuticals, Inc.	41	25,565
Royalty Pharma PLC - Class A	155	8,691
		380,486

Industrial Products - 0.4%
Snap-on, Inc.	21	8,450

Industrial Services - 1.1%
Delta Air Lines, Inc.	259	24,258

Insurance - 13.3%
Allstate Corp.	103	24,508
American International Group, Inc.	214	15,950
Arch Capital Group Ltd. (a)	138	13,394
Chubb Ltd.	145	49,407
Cincinnati Financial Corp.	61	11,294
Everest Group Ltd.	19	6,787
Hartford Insurance Group, Inc.	110	14,577
Loews Corp.	68	7,698
Markel Group, Inc. (a)	5	9,765
MetLife, Inc.	218	18,445
Principal Financial Group, Inc.	88	9,485
Progressive Corp.	232	50,680
Prudential Financial, Inc.	138	14,894
Travelers Cos., Inc.	90	29,711
W R Berkley Corp.	121	8,534
		285,129

Materials - 1.9%
Newmont Corp.	433	40,442

Media - 6.4%
Airbnb, Inc. - Class A (a)	162	23,182
Comcast Corp. - Class A	1,415	34,738
Expedia Group, Inc.	48	12,282
Fox Corp. - Class A	83	4,330
Pinterest, Inc. - Class A (a)	235	4,942
Uber Technologies, Inc. (a)	793	57,223
		136,697

Oil & Gas - 18.9%
Cheniere Energy, Inc.	85	20,316
Chevron Corp.	500	82,880
ConocoPhillips	488	50,732
Diamondback Energy, Inc.	73	12,832
EOG Resources, Inc.	216	28,022
Exxon Mobil Corp.	610	83,399
Marathon Petroleum Corp.	121	30,936
Occidental Petroleum Corp.	307	14,911
ONEOK, Inc.	249	21,648
Phillips 66	160	27,048
Valero Energy Corp.	120	31,253
		403,977

Retail & Wholesale - Discretionary - 3.3%
Carvana Co. (a)	267	17,574
eBay, Inc.	180	20,115
MercadoLibre, Inc. (a)	19	32,250
		69,939

Retail & Wholesale - Staples - 0.7%
Archer-Daniels-Midland Co.	190	14,516

Software & Technology Services - 0.8%
Cognizant Technology Solutions Corp. - Class A	193	7,475
Zoom Communications, Inc. - Class A (a)	106	9,149

			16,624

Tech Hardware & Semiconductors - 4.6%
HP, Inc.	363		7,964
NetApp, Inc.	78		12,072
QUALCOMM, Inc.	423		78,166
			98,202
TOTAL COMMON STOCKS (Cost $2,015,600)			2,127,422

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (b)	7,736		7,736
TOTAL MONEY MARKET FUNDS (Cost $7,736)			7,736

TOTAL INVESTMENTS - 99.9% (Cost $2,023,336)			2,135,158
Other Assets in Excess of Liabilities - 0.1%		0.00132	2,831
TOTAL NET ASSETS - 100.0%			$ 2,137,989

Percentages are stated as a percent of net assets. PLC – Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes US Cash Flow Champions ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,127,422	$ –	$ –	$ 2,127,422
Money Market Funds	7,736	–	–	7,736
Total Investments	$ 2,135,158	$ –	$ –	$ 2,135,158

Refer to the Schedule of Investments for further disaggregation of investment categories.